Reverse capitalization - Retroactive Application of Reverse Capitalization to Consolidated Balance Sheets (Details) - $ / shares		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 07, 2021	Jan. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Reverse Capitalization [Line Items]
Net loss per share attributable to common shareholders - basic (in dollars per share)			$ (0.08)	$ 0.06	$ (0.98)	$ (0.11)	$ (1.54)	$ (4.14)
Net loss per share attributable to common shareholders - diluted (in dollars per share)			$ (0.08)	$ 0.02	$ (0.98)	$ (0.11)	$ (1.54)	$ (4.14)
Basic weighted average number of common shares and common shares equivalents outstanding (in shares)			414,572,706	88,863,244	410,417,493	88,616,116	88,691,582	87,829,419
Diluted weighted average number of common shares and common shares equivalents outstanding (in shares)			414,572,706	248,133,335	410,417,493	88,616,116	88,691,582	87,829,419
1/7/21 conversion ratio	206.81%	206.81%					206.81%
Previously Reported
Schedule Of Reverse Capitalization [Line Items]
Net loss per share attributable to common shareholders - basic (in dollars per share)							$ (3.18)	$ (8.56)
Net loss per share attributable to common shareholders - diluted (in dollars per share)							$ (3.18)	$ (8.56)
Basic weighted average number of common shares and common shares equivalents outstanding (in shares)							42,886,067	42,469,175
Diluted weighted average number of common shares and common shares equivalents outstanding (in shares)							42,886,067	42,469,175